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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund
ING SPorts Core Plus Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2007 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.8%
		Federal National Mortgage Corporation: 35.8%
$750,000		3.250%, due 02/15/09		$727,466
750,000		5.125%, due 04/15/11		747,915

		Total U.S. Government Agency Obligations
		(Cost $ 1,471,195)		1,475,381

U.S. TREASURY OBLIGATIONS: 59.4%
613,000		U.S. Treasury Bonds: 14.3%
		4.500%, due 05/15/17		587,906
				587,906
		U.S. Treasury Notes: 42.1%
750,000		4.500%, due 05/15/10		742,383
693,000		4.750%, due 05/31/12		687,803
300,000		4.875%, due 05/31/09		300,000
				1,730,186
		Treasury Inflation Indexed Protected Securities: 3.0%
49,000		2.375%, due 01/15/17		49,047
72,000		2.375%, due 01/15/25		75,938
				124,985
		Total U.S. Treasury Obligations
		(Cost $ 2,431,949)		2,443,077

ASSET-BACKED SECURITIES: 1.8%
		Home Equity Asset-Backed Securities: 1.8%
75,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		74,996

		Total Asset-Backed Securities
		(Cost $ 74,996)		74,996

		Total Investments in Securities
		(Cost $3,978,140)*	97.0%	$3,993,454
		Other Assets and Liabilities - Net	3.0	122,267
		Net Assets	100.0%	$4,115,721

C	Bond may be called prior to maturity date.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,314
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$15,314

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2007 (Unaudited)

Principal Amount				Value
CORPORATE BONDS: 0.7%
		Electric: 0.1%
$12,000	C	Nevada Power Co., 6.750%, due 07/01/37		$12,016
				12,016
		Gas: 0.6%
56,000	C	Southern Union Co., 7.200%, due 11/01/66		56,354
				56,354
		Total Corporate Bonds
		(Cost $67,941)		68,370
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.3%
		Federal Home Loan Mortgage Corporation: 18.4%
901,000		6.000%, due 07/15/34		890,723
827,000		6.500%, due 07/15/34		835,658
116,000		6.500%, due 08/15/34		117,069
				1,843,450
		Federal National Mortgage Corporation: 23.9%
118,000		2.049%, due 04/01/49		109,132
601,000	W	5.000%, due 07/18/21		580,810
173,000	W	5.000%, due 07/01/37		162,106
787,000	W	5.500%, due 07/15/19		775,318
803,000	W	5.500%, due 07/15/34		774,518
				2,401,884
		Total U.S. Government Agency Obligations
		(Cost $4,242,054)		4,245,334
U.S. TREASURY OBLIGATIONS: 54.1%
		U.S. Treasury Bonds: 14.3%
1,051,000	S	4.500%, due 05/15/17		1,007,975
465,000	S	4.500%, due 02/15/36		421,189
				1,429,164
		U.S. Treasury Notes: 35.7%
419,000	S	4.500%, due 05/15/10		414,744
1,261,000	S	4.750%, due 05/31/12		1,251,544
1,920,000	S	4.875%, due 05/31/09		1,920,002
				3,586,290
		Treasury Inflation Indexed Protected Securities: 4.1%
100,000		2.375%, due 04/15/11		103,025
118,000		2.375%, due 01/15/17		118,113
176,000		2.375%, due 01/15/25		185,627
				406,765
		Total U.S. Treasury Obligations
		(Cost $5,393,684)		5,422,219
ASSET-BACKED SECURITIES: 1.8%
		Home Equity Asset-Backed Securities: 1.8%
184,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		183,991

		Total Asset-Backed Securities
		(Cost $183,991)		183,991

		Total Investments in Securities
		(Cost $9,887,670)*	98.9%	$9,919,914
		Other Assets and Liabilities - Net	1.1	115,004
		Net Assets	100.0%	$10,034,918

C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

*	Cost for federal income tax purposes is $9,888,291.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$32,380
	Gross Unrealized Depreciation	(757)
	Net Unrealized Appreciation	$31,623

Item 2. Controls and Procedures.

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2007